Intangible Assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 24, 2016	Oct. 20, 2000
Goodwill [Line Items]
Goodwill, Additions	$ 0	$ 0
Goodwill Impairment Loss	0	0
Goodwill	6,630	6,630
Commonwealth Edison Co [Member]
Goodwill [Line Items]
Goodwill	2,625	2,625		$ 2,600
Pepco Holdings LLC [Member]
Goodwill [Line Items]
Goodwill	$ 4,005	$ 4,005	$ 4,000
Potomac Electric Power Company [Member]
Goodwill [Line Items]
Goodwill			2,100
Delmarva Power & Light Company [Member]
Goodwill [Line Items]
Goodwill			1,400
Atlantic City Electric Company [Member]
Goodwill [Line Items]
Goodwill			$ 500